Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

10Property, plant and equipment

Philips Group

Property, plant and equipment

in millions of EUR

2019

	land and buildings		machinery and installations		other equipment		prepayments and construction in progress		total
	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use
Balance as of December 31, 2018	621		504		383		203		1,712
IFRS 16 adjustment	(80)	769	(209)	209	(45)	116			(334)	1,094
Balance as of January 1, 2019
Cost	1,069	813	1,253	415	1,442	152	203		3,967	1,381
Accumulated depreciation	(528)	(44)	(958)	(206)	(1,104)	(36)			(2,590)	(286)
Book value	541	769	295	209	338	116	203		1,378	1,094
Change in book value:
Capital expenditures/additions	5	373	34	96	40	59	425	3	505	532
Assets available for use	51	6	108		138	4	(306)	(3)	(9)	7
Acquisitions			-		27		1		28
Depreciation	(30)	(157)	(123)	(80)	(157)	(57)			(310)	(293)
Impairments	(17)	(1)	(14)	(1)	(9)	(1)	-	-	(40)	(2)
Reclassifications	(74)	47	5		(30)	20	1	1	(99)	68
Translations differences and other	4	(9)	9		18	(14)	-	-	31	(23)
Total changes	(61)	260	19	16	26	11	120	1	105	289
Balance as of December 31, 2019
Cost	876	1,355	1,272	510	1,548	233	323	1	4,019	2,099
Accumulated depreciation	(395)	(326)	(957)	(285)	(1,184)	(105)			(2,536)	(716)
Book value	481	1,029	314	225	365	127	323	1	1,483	1,383

Philips Group

Property, plant and equipment

in millions of EUR

2018

	land and buildings	machinery and installations	other equipment	prepayments and construction in progress	total
Balance as of January 1, 2018
Cost	1,111	1,708	1,449	140	4,408
Accumulated depreciation	(527)	(1,217)	(1,074)		(2,818)
Book value	584	491	376	140	1,591
Change in book value:
Capital expenditures	20	126	64	337	546
Assets available for use	68	99	108	(275)	-
Acquisitions	-	(5)	7		2
Depreciation	(56)	(191)	(162)		(409)
Impairments	(5)	(13)	(12)		(30)
Translations differences and other	11	(2)	4		13
Total changes	37	13	7	63	121
Balance as of December 31, 2018
Cost	1,193	1,669	1,523	203	4,588
Accumulated depreciation	(572)	(1,164)	(1,140)		(2,876)
Book value	621	504	383	203	1,712

Land with a book value of EUR 51 million (2018: EUR 56 million) is not depreciated. The increase in Property, plant and equipment mainly relates to the implementation of IFRS 16. The right-of-use assets recognized on the balance sheet is EUR 760 million as of January 1, 2019.

The expected useful lives of property, plant and equipment are as follows:

Philips Group

Useful lives of property, plant and equipment

in years

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years